SUMMARY OF SUPPLEMENTAL CASH FLOW INFORMATION FOR LEASES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating cash flows relating to operating leases	¥ 1,949	¥ 1,991
Lease liabilities arising from obtaining right-of-use assets	¥ 1,006	¥ 2,568